Schedule of Investments (unaudited)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2023-IA, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.65%, 04/15/38(a)(b)	USD	265	$ 266,082
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 04/15/30(a)		363	363,221
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 04/15/31		406	422,361
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.84%, 04/28/37(a)(b)		865	868,328
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		175	176,129
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		91	91,779
Series 2025-B, Class A2, 4.59%, 03/15/34(a)		1,062	1,065,981
AutoNation Finance Trust, Series 2025-1A, Class A3, 4.62%, 11/13/29(a)		55	55,432
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	823,559
Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,403,487
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.63%, 01/20/31(a)(b)		113	112,909
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/30/31(a)(b)		176	175,736
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26		238	237,120
Series 2023-A, Class A3, 5.47%, 02/25/28		473	476,083
Series 2025-A, Class A3, 4.56%, 09/25/29		500	504,281
BofA Auto Trust, Series 2025-1A, Class A3, 4.35%, 11/20/29(a)		253	254,108
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.22%, 10/15/34(a)(b)		250	250,428
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		792	789,556
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 02/16/27		571	570,005
Series 2022-3, Class A3, 3.97%, 04/15/27		458	456,908
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,710,973
Series 2024-A2, Class A, 4.63%, 01/15/31		293	298,233
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		212	214,760
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		398	402,260
CIFC Funding Ltd., Series 2021-7A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.67%, 01/23/35(a)(b)		300	300,673
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 11/15/27		289	287,877
Series 2024-A, Class A3, 4.77%, 06/15/29		452	454,538
Series 2024-C, Class A3, 4.03%, 01/15/30		203	202,679
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.24%, 06/25/52(a)(b)		154	151,256
Series 2021-C, Class B, 2.72%, 07/26/55(a)		71	64,802
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 6.21%, 05/25/55(a)(b)		368	372,446
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 07/22/27(a)		265	266,056
Series 2025-1, Class A3, 4.61%, 02/24/31(a)		337	340,246
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		50	46,340
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		398	389,156
Series 2023-A, Class A, 6.37%, 02/04/48(a)		376	391,345
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 5.87%, 07/18/37(a)(b)	USD	425	$ 425,783
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		452	454,843
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		307	309,622
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,940
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	202,619
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	67,362
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	182,973
Series 2024-4, Class A4, 4.70%, 06/20/31(a)		50	50,573
Series 2025-2, Class A3, 4.41%, 06/20/29(a)		342	343,698
Flatiron CLO 23 LLC, Series 2023-1A, Class AR, (3- mo. CME Term SOFR + 1.24%), 5.55%, 04/17/36(a)(b)		250	250,339
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27		417	415,730
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,399,907
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,675	1,725,181
Series 2023-A, Class A3, 4.65%, 02/15/28		137	137,401
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		1,288	1,312,644
Series 2024-A, Class A3, 5.09%, 12/15/28		1,900	1,918,541
Ford Credit Auto Owner Trust/Ford Credit, Series 2025-1, Class A, 4.86%, 08/15/37(a)(c)		715	729,243
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	901,556
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,251,309
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 5.55%, 05/15/28(a)(b)		260	261,623
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	281,317
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	562,736
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/49(a)		271	276,540
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		346	348,002
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1- mo. CME Term SOFR + 1.33%), 5.65%, 05/16/38(a)(b)		147	146,368
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	273,252
Series 2022-2, Class A3, 3.10%, 02/16/27		188	187,170
Series 2022-2, Class A4, 3.25%, 04/17/28		629	623,433
Series 2022-3, Class A4, 3.71%, 12/16/27		887	882,146
Series 2023-4, Class A3, 5.78%, 08/16/28		668	675,713
Series 2024-4, Class A3, 4.40%, 08/16/29		1,103	1,106,176
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,078,725
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	290,279
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	828,790
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		48	39,539
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		88	75,851
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		38	33,111
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/27(a)		210	210,495
Series 2025-1, Class A3, 4.49%, 04/16/29(a)		180	180,396
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		937	946,993
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26		91	90,632
Series 2023-A, Class A3, 4.58%, 04/15/27		518	518,500
Series 2023-B, Class A3, 5.48%, 04/17/28		1,234	1,241,399
Series 2024-A, Class A3, 4.99%, 02/15/29		966	974,683

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust
Series 2024-B, Class A3, 4.84%, 03/15/29	USD	1,338	$ 1,351,637
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,630,163
Series 2025-A, Class A3, 4.32%, 10/15/29		366	367,414
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		447	448,903
Series 2024-A, Class A3, 4.96%, 11/15/28		981	990,062
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a)		216	216,605
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27(a)		85	85,342
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		760	769,872
MMAF Equipment Finance LLC
Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	151,875
Series 2024-A, Class A4, 5.10%, 07/13/49(a)		745	763,436
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 07/15/55(a)		335	334,943
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 11/15/68(a)(b)		770	768,140
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		115	112,299
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		53	51,105
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		214	203,016
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		258	244,436
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		367	341,962
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		581	533,498
Series 2021-A, Class A, 0.84%, 05/15/69(a)		47	42,976
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		300	272,446
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		729	708,429
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 6.00%, 03/15/72(a)(b)		190	191,312
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	393,170
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		167	167,208
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		386	362,609
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 5.17%, 04/20/62(a)(b)		288	286,027
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.40%, 03/15/57(a)(b)		393	390,093
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.44%, 10/15/29(a)(b)		195	195,269
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		1,418	1,421,091
OCP CLO Ltd., Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.95%, 10/18/37(a)(b)		260	260,331
Octagon 55 Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/34(a)(b)		300	300,462
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		420	421,480
OneMain Direct Auto Receivables Trust, Series 2021- 1A, Class A, 0.87%, 07/14/28(a)		225	223,721
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		402	392,019
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	154,622
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.04%, 01/17/31(a)(b)	USD	250	$ 250,294
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	478,660
PFS Financing Corp.
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	705,621
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,038,565
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	438,326
Series 2024-B, Class A, 4.95%, 02/15/29(a)		140	141,362
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	116,969
Series 2025-B, Class A, 4.85%, 02/15/30(a)		738	747,049
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.70%, 07/20/38(a)(b)		250	250,622
Point Broadband & Funding LLC, Series 2025-1A, Class A2, 07/20/55(a)(d)		116	115,998
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		2,163	2,173,017
Prodigy Finance DAC, Series 2021-1A, Class A, (1- mo. CME Term SOFR + 1.36%), 5.68%, 07/25/51(a)(b)		35	34,835
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		446	419,555
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		490	491,593
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		5	4,849
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	105,315
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,547
RR 21 Ltd., Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 07/15/39(a)(b)		260	260,855
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		774	777,460
SFS Auto Receivables Securitization Trust
Series 2025-1A, Class A3, 4.75%, 07/22/30(a)		450	454,717
Series 2025-2A, Class A3, 4.44%, 12/20/30(a)		656	660,356
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 4.97%, 06/25/43(b)		117	114,712
SMB Private Education Loan Trust
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 09/15/34(a)(b)		59	59,326
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.43%, 06/15/37(a)(b)		378	378,455
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 5.16%, 01/15/53(a)(b)		612	608,784
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 5.16%, 01/15/53(a)(b)		719	713,536
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		500	469,514
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		517	502,850
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 6.10%, 10/16/56(a)(b)		568	579,485
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		124	127,632
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.75%, 03/15/56(a)(b)		656	662,544
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		1,044	1,068,450
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		269	269,320
Series 2025-2, Class A, 4.82%, 06/25/34(a)		1,089	1,090,707
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		87	88,081
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		169	170,081

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)	USD	127	$ 122,596
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		184	172,319
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.55%, 01/05/38(a)(b)		645	647,086
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/34(a)		572	559,445
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	1,020,055
Series 2025-1A, Class A, 4.65%, 05/25/38(a)		1,195	1,210,948
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26		182	181,661
Series 2022-B, Class A4, 3.11%, 08/16/27		573	568,102
Series 2023-C, Class A3, 5.16%, 04/17/28		331	332,970
Trinitas CLO XIX Ltd., Series 2022-19A, Class A1R, (3-mo. CME Term SOFR + 1.11%), 5.38%, 10/20/33(a)(b)		425	425,339
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28		1,783	1,786,579
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	271,001
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,054,616
Westlake Automobile Receivables Trust, Series 2025- P1, Class A3, 4.58%, 06/15/29(a)		216	217,087
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,926,689
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/24/36(a)(b)		410	410,384
Total Asset-Backed Securities — 22.5% (Cost: $83,267,711)			83,646,158
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The), 6.30%, 05/01/29		550	581,434
L3Harris Technologies, Inc.
5.40%, 01/15/27		569	578,428
5.05%, 06/01/29		495	506,369
RTX Corp.
2.65%, 11/01/26		38	37,237
3.50%, 03/15/27		470	464,340
3.13%, 05/04/27		770	754,869
			2,922,677
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29		440	438,853
Automobiles — 0.1%
Stellantis NV, 3.38%, 11/19/28(e)	EUR	200	237,829
Traton Finance Luxembourg SA, 4.13%, 11/22/25(e)		100	118,464
			356,293
Banks — 8.8%
Bank of America Corp.
3.56%, 04/23/27	USD	914	907,434
1.73%, 07/22/27		255	247,855
2.55%, 02/04/28		125	121,487
6.20%, 11/10/28		1,235	1,285,237
3.42%, 12/20/28		385	376,331
4.98%, 01/24/29		690	699,842
4.62%, 05/09/29		200	201,269
5.82%, 09/15/29		166	172,925
5.16%, 01/24/31		778	797,411
Series N, 1.66%, 03/11/27		1,220	1,196,782
Security		Par (000)	Value
Banks (continued)
Citibank N.A., 4.91%, 05/29/30	USD	575	$ 586,039
Citigroup, Inc.
5.61%, 09/29/26		2,083	2,087,678
3.20%, 10/21/26		1,190	1,172,998
4.64%, 05/07/28		1,290	1,293,419
4.79%, 03/04/29		1,035	1,042,433
5.17%, 02/13/30		370	377,487
4.54%, 09/19/30		525	522,620
4.95%, 05/07/31		600	606,838
Goldman Sachs Bank U.S.A., 5.28%, 03/18/27		201	201,992
JPMorgan Chase & Co.
1.05%, 11/19/26		915	902,647
3.96%, 01/29/27		97	96,745
6.07%, 10/22/27		1,036	1,058,498
5.57%, 04/22/28		585	597,004
4.98%, 07/22/28		1,002	1,014,849
4.92%, 01/24/29		2,170	2,199,140
5.30%, 07/24/29		119	122,179
5.00%, 07/22/30		505	514,223
5.14%, 01/24/31		512	525,045
5.10%, 04/22/31		2,167	2,220,751
KeyCorp, 5.12%, 04/04/31		200	202,387
Morgan Stanley Bank N.A.
4.95%, 01/14/28		915	922,370
4.97%, 07/14/28		765	774,164
5.02%, 01/12/29		830	842,904
PNC Bank N.A., 4.54%, 05/13/27		1,060	1,060,533
Royal Bank of Canada, 4.88%, 01/12/26		12	12,024
Truist Financial Corp.
6.05%, 06/08/27		351	355,716
5.44%, 01/24/30		147	151,406
Wells Fargo & Co.
4.54%, 08/15/26		55	54,988
5.71%, 04/22/28		165	168,583
3.58%, 05/22/28		440	433,224
4.81%, 07/25/28		95	95,801
4.97%, 04/23/29		535	542,486
5.57%, 07/25/29		540	557,581
5.20%, 01/23/30		560	573,609
5.15%, 04/23/31		769	787,581
Series W, 4.90%, 01/24/28		821	826,945
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,210,482
			32,721,942
Biotechnology — 0.4%
AbbVie, Inc.
4.80%, 03/15/29		381	388,471
3.20%, 11/21/29		155	148,258
Amgen, Inc.
2.60%, 08/19/26		346	339,612
4.05%, 08/18/29		482	476,411
			1,352,752
Capital Markets — 4.5%
Deutsche Bank AG
5.37%, 01/10/29		336	341,898
5.00%, 09/11/30		275	277,082
Goldman Sachs Group, Inc. (The)
1.43%, 03/09/27		1,235	1,208,322
1.95%, 10/21/27		689	667,132
2.64%, 02/24/28		400	388,481
4.94%, 04/23/28		1,965	1,980,315
4.48%, 08/23/28		940	941,249
6.48%, 10/24/29		515	546,295

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
5.05%, 07/23/30	USD	730	$ 742,121
5.21%, 01/28/31		543	555,710
5.22%, 04/23/31		1,740	1,783,798
Morgan Stanley
3.88%, 01/27/26		758	754,825
1.59%, 05/04/27		1,719	1,677,488
6.30%, 10/18/28		450	468,754
4.99%, 04/12/29		935	948,602
5.45%, 07/20/29		545	560,506
5.17%, 01/16/30		170	173,561
5.04%, 07/19/30		1,092	1,110,553
4.65%, 10/18/30		375	375,715
5.23%, 01/15/31		400	409,477
3.62%, 04/01/31		275	263,713
UBS AG, 5.00%, 07/09/27		491	498,584
			16,674,181
Consumer Finance — 0.9%
Ally Financial, Inc., 5.74%, 05/15/29		180	183,205
Capital One Financial Corp.
4.99%, 07/24/26		300	299,987
1.88%, 11/02/27		488	471,377
6.31%, 06/08/29		343	360,047
Ford Motor Credit Co. LLC
5.80%, 03/05/27		255	257,012
4.95%, 05/28/27		215	213,575
7.35%, 11/04/27		470	488,119
General Motors Financial Co., Inc., 5.55%, 07/15/29		152	155,273
Synchrony Financial
5.94%, 08/02/30		115	118,160
5.45%, 03/06/31		720	726,277
			3,273,032
Containers & Packaging — 0.0%
Amcor Flexibles North America, Inc., 5.10%, 03/17/30(a)		190	193,236
Diversified REITs — 3.3%
American Tower Corp.
3.38%, 10/15/26		571	563,701
3.65%, 03/15/27		531	524,495
3.55%, 07/15/27		516	508,552
5.20%, 02/15/29		164	167,808
2.90%, 01/15/30		350	326,138
5.00%, 01/31/30		229	233,438
4.90%, 03/15/30		530	537,513
Crown Castle, Inc., 1.05%, 07/15/26		559	538,379
Equinix, Inc.
1.45%, 05/15/26		125	121,576
2.90%, 11/18/26		672	658,505
1.80%, 07/15/27		722	688,240
1.55%, 03/15/28		213	198,537
2.00%, 05/15/28		89	83,274
3.20%, 11/18/29		555	526,675
2.15%, 07/15/30		235	209,140
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26		1,985	1,985,433
VICI Properties LP
4.75%, 02/15/28		206	207,130
4.75%, 04/01/28		110	110,900
4.95%, 02/15/30		225	226,316
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		533	531,532
Security		Par (000)	Value
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.25%, 12/01/26(a)	USD	775	$ 770,275
5.75%, 02/01/27(a)		680	689,406
4.50%, 01/15/28(a)		874	869,399
3.88%, 02/15/29(a)		75	72,552
4.63%, 12/01/29(a)		532	522,657
4.13%, 08/15/30(a)		590	566,293
			12,437,864
Diversified Telecommunication Services — 0.3%
AT&T Inc.
1.65%, 02/01/28		435	408,085
4.70%, 08/15/30		580	585,264
NTT Finance Corp., 4.37%, 07/27/27(a)		275	275,066
			1,268,415
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28		110	108,707
5.45%, 05/15/29		576	594,559
Dominion Energy, Inc., 5.00%, 06/15/30		273	278,610
Duke Energy Carolinas LLC, 4.85%, 03/15/30		335	342,365
Duke Energy Corp.
4.85%, 01/05/29		840	853,194
3.40%, 06/15/29		110	105,946
Edison International, 4.70%, 08/15/25		380	379,411
Eversource Energy
4.75%, 05/15/26		285	285,455
2.90%, 03/01/27		353	344,394
5.45%, 03/01/28		245	251,319
Exelon Corp.
5.15%, 03/15/28		253	258,601
5.15%, 03/15/29		270	276,976
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		230	227,421
Series B, 2.25%, 09/01/30		237	210,444
FirstEnergy Transmission LLC, 4.55%, 01/15/30		175	175,088
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28		117	118,510
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28		485	491,672
1.90%, 06/15/28		22	20,557
NRG Energy, Inc., 2.45%, 12/02/27(a)		243	230,634
Ohio Edison Co., 4.95%, 12/15/29(a)		240	243,287
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29		444	449,115
Pacific Gas & Electric Co.
3.45%, 07/01/25		255	255,000
(3-mo. SOFR Index + 0.95%), 5.34%, 09/04/25(b)		720	719,997
5.55%, 05/15/29		1,177	1,195,979
Public Service Enterprise Group, Inc., 4.90%, 03/15/30		245	249,208
Southern California Edison Co.
5.65%, 10/01/28		110	112,666
5.15%, 06/01/29		122	123,226
Southern Co. (The), 5.50%, 03/15/29		719	748,498
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		283	280,298
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		120	120,587
3.70%, 01/30/27(a)		265	261,549
			10,313,273

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30	USD	39	$ 36,911
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 4.50%, 02/09/31		275	274,759
Financial Services — 0.8%
Glencore Funding LLC
4.00%, 03/27/27(a)		916	908,505
4.91%, 04/01/28(a)		530	535,396
5.40%, 05/08/28(a)		254	259,574
6.13%, 10/06/28(a)		423	442,602
5.37%, 04/04/29(a)		310	317,854
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(f)		580	566,950
			3,030,881
Ground Transportation — 0.6%
Canadian Pacific Railway Co., 4.00%, 06/01/28		68	67,633
Ryder System, Inc.
2.85%, 03/01/27		370	360,389
5.25%, 06/01/28		130	133,377
4.90%, 12/01/29		65	65,922
Uber Technologies, Inc.
4.50%, 08/15/29(a)		1,125	1,117,059
4.30%, 01/15/30		410	408,109
			2,152,489
Health Care Equipment & Supplies — 0.2%
Becton Dickinson & Co., 5.08%, 06/07/29		600	613,057
Edwards Lifesciences Corp., 4.30%, 06/15/28		12	11,981
			625,038
Health Care Providers & Services — 1.4%
Elevance Health, Inc., 5.15%, 06/15/29		414	425,812
HCA, Inc.
5.88%, 02/15/26		215	215,233
5.25%, 06/15/26		590	590,819
5.38%, 09/01/26		876	880,425
5.00%, 03/01/28		1,045	1,060,526
5.63%, 09/01/28		727	748,488
4.13%, 06/15/29		610	599,343
5.25%, 03/01/30		500	512,597
Humana, Inc., 5.75%, 03/01/28		124	127,949
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	112,382
			5,273,574
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		10	9,532
Industrial Conglomerates — 0.2%
3M Co., 4.80%, 03/15/30		325	330,401
Honeywell International, Inc., 4.70%, 02/01/30		320	324,768
			655,169
Interactive Media & Services — 0.1%
Netflix, Inc.
5.88%, 11/15/28		215	226,638
4.88%, 06/15/30(a)		280	286,488
			513,126
IT Services — 0.3%
Fidelity National Information Services, Inc.
1.15%, 03/01/26		349	341,438
1.65%, 03/01/28		225	209,981
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)		200	208,996
Security		Par (000)	Value
IT Services (continued)
Global Payments, Inc.
1.20%, 03/01/26	USD	282	$ 275,376
4.80%, 04/01/26		178	177,904
			1,213,695
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26		1,335	1,360,555
4.20%, 03/15/28		813	805,884
2.25%, 01/15/29		1,372	1,263,591
Warnermedia Holdings, Inc., 3.76%, 03/15/27		145	140,843
			3,570,873
Metals & Mining — 0.1%
Anglo American Capital PLC, 3.75%, 06/15/29(e)	EUR	380	460,557
Multi-Utilities — 0.1%
Consumers Energy Co., 4.50%, 01/15/31	USD	270	271,056
Oil, Gas & Consumable Fuels — 3.7%
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)		300	302,703
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		600	578,820
Cheniere Energy Partners LP, 4.50%, 10/01/29		1,593	1,575,948
Diamondback Energy, Inc.
3.50%, 12/01/29		493	471,613
5.15%, 01/30/30		480	490,952
Enbridge, Inc., 5.25%, 04/05/27		174	176,546
Energy Transfer LP
4.20%, 04/15/27		126	125,490
5.50%, 06/01/27		735	748,136
6.10%, 12/01/28		827	868,739
5.25%, 07/01/29		365	373,939
EQT Corp.
3.13%, 05/15/26(a)		111	109,291
6.50%, 07/01/27(a)		155	158,493
3.90%, 10/01/27		521	514,094
4.50%, 01/15/29(a)		270	266,718
5.00%, 01/15/29		188	189,593
6.38%, 04/01/29(a)		881	908,747
7.00%, 02/01/30		433	469,389
7.50%, 06/01/30(a)		890	978,121
4.75%, 01/15/31(a)		380	374,024
Expand Energy Corp., 5.38%, 03/15/30		619	620,736
Kinder Morgan, Inc., 5.15%, 06/01/30		150	153,153
Occidental Petroleum Corp., 5.00%, 08/01/27		68	68,585
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		1,198	1,204,520
5.00%, 03/15/27		101	101,606
4.20%, 03/15/28		837	832,567
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		918	931,658
Williams Cos., Inc. (The), 3.75%, 06/15/27		99	97,854
			13,692,035
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	539,306
Professional Services — 0.1%
Paychex, Inc., 5.10%, 04/15/30		555	568,420
Retail REITs — 0.1%
Realty Income Corp., 3.25%, 06/15/29		258	247,545

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
5.05%, 07/12/27	USD	274	$ 277,876
4.80%, 04/15/28		505	512,304
5.05%, 07/12/29		807	826,383
4.15%, 11/15/30		545	536,274
Intel Corp., 5.13%, 02/10/30		310	316,986
			2,469,823
Software — 1.0%
AppLovin Corp., 5.13%, 12/01/29		2,118	2,145,568
Oracle Corp.
2.65%, 07/15/26		71	69,720
2.80%, 04/01/27		195	190,081
3.25%, 11/15/27		738	721,391
4.20%, 09/27/29		245	243,313
Synopsys, Inc.
4.65%, 04/01/28		190	191,934
4.85%, 04/01/30		240	243,329
			3,805,336
Tobacco — 1.5%
Altria Group, Inc.
6.20%, 11/01/28		399	421,178
4.80%, 02/14/29		625	631,934
BAT Capital Corp.
3.56%, 08/15/27		1,406	1,383,449
6.34%, 08/02/30		61	65,732
BAT International Finance PLC
1.67%, 03/25/26		91	89,113
4.45%, 03/16/28		277	277,444
5.93%, 02/02/29		555	582,423
Japan Tobacco, Inc., 4.85%, 05/15/28(a)		600	609,007
Philip Morris International, Inc.
4.88%, 02/15/28		778	791,103
3.13%, 03/02/28		152	148,061
4.38%, 04/30/30		490	488,815
			5,488,259
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc.
2.90%, 11/15/26		60	58,705
3.20%, 03/15/27		825	808,878
5.00%, 02/15/29		435	441,162
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		260	254,906
4.75%, 02/01/28		868	867,835
2.05%, 02/15/28		902	852,556
3.38%, 04/15/29		410	394,480
3.88%, 04/15/30		723	702,190
			4,380,712
Total Corporate Bonds — 35.3% (Cost: $129,548,030)			131,231,614
Foreign Government Obligations
Canada — 0.4%
OMERS Finance Trust, 4.38%, 03/20/30(a)		550	557,592
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	973,848
			1,531,440
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0 (g)	3
Total Foreign Government Obligations — 0.4% (Cost: $1,513,004)			1,531,443
Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.6%
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)	USD	388	$ 388,272
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		103	97,334
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		253	237,971
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)		146	146,758
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		212	213,031
Series 2025-7, Class A1, 5.51%, 06/25/70(a)(b)		780	783,835
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(a)(b)		314	313,562
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		212	211,396
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		327	328,592
BRAVO Residential Funding Trust
Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(c)		306	308,375
Series 2024-NQM1, Class A1, 5.94%, 12/01/63(a)(c)		594	597,207
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		302	303,581
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(a)(c)		145	145,689
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(a)(c)		387	389,780
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1, 2.72%, 11/25/59(a)(c)		158	155,575
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		123	111,763
Series 2025-3, Class A11, (SOFR (30-day) + 1.30%), 7.50%, 02/25/56(a)(b)		565	565,686
COLT Mortgage Loan Trust
Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		104	102,041
Series 2023-2, Class A1, 6.60%, 07/25/68(a)(c)		203	204,545
Series 2025-4, Class A1, 5.79%, 04/25/70(a)(c)		496	500,791
Series 2025-INV2, Class A1, 5.60%, 02/25/70(a)(c)		182	183,147
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		214	206,256
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		340	339,474
Series 2025-H3, Class A1, 5.88%, 04/25/70(a)(b)		702	710,079
Ellington Financial Mortgage Trust, Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		406	406,898
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 5.28%, 03/25/50(a)(b)		364	348,121
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		584	573,895
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		173	160,498
HOMES Trust
Series 2023-NQM2, Class A1, 6.46%, 02/25/68(a)(c)		394	395,733
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		463	465,159
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		417	417,567
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)		335	331,657
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		156	155,183
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		107	104,888
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		328	318,698
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		84	85,050
Mello Mortgage Capital Acceptance, Series 2022- INV2, Class A3, 3.00%, 04/25/52(a)(b)		387	328,272
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		225	200,946
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		134	135,270
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		329	331,750

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2025-NQM1, Class A1, 5.44%, 03/25/70(a)(c)	USD	695	$ 695,687
Series 2025-NQM2, Class A1, 5.68%, 05/27/70(a)(c)		363	364,611
Mill City Mortgage Loan Trust
Series 2017-1, Class M2, 3.25%, 11/25/58(a)(b)		123	121,434
Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		1	1,057
Series 2023-NQM2, Class A1, 6.24%, 12/25/67(a)(c)		418	418,563
Mill City Mortgage Trust, Series 2015-2, Class M3, 3.71%, 09/25/57(a)(b)		326	321,710
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		688	691,105
Series 2025-DSC1, Class A1, 5.56%, 03/25/70(a)(c)		382	384,592
Series 2025-NQM4, Class A1, 5.59%, 06/25/70(a)(c)		570	569,993
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		256	239,571
Series 2025-NQM2, Class A1, 5.57%, 04/25/65(a)(c)		269	270,229
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 01/25/60(a)(b)		457	455,381
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		172	146,525
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		384	387,379
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		166	167,215
Series 2025-NQM4, Class A1, 5.40%, 02/25/55(a)(c)		349	348,646
Series 2025-NQM6, Class A1, 5.60%, 03/25/65(a)(c)		275	276,187
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(a)(c)		97	94,154
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		282	249,830
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		349	351,691
PRP Advisors LLC
Series 2023-NQM2, Class A1, 6.25%, 08/25/68(a)(c)		113	113,958
Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(c)		89	90,571
Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(c)		87	84,846
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		261	262,949
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		396	335,800
Residential Mortgage Loan Trust, Series 2019-3, Class M1, 3.26%, 09/25/59(a)(b)		385	379,679
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		334	336,874
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.47%, 11/25/63(a)(b)		415	418,814
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		130	129,229
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		99	95,512
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.69%, 10/25/53(a)(b)		299	296,926
Series 2016-2, Class M1, 3.00%, 08/25/55(a)(b)		191	187,603
Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		51	50,064
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		117	115,460
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		323	318,149
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		303	299,845
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(c)		131	122,072
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		211	201,234
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(c)		310	296,114
Series 2022-INV2, Class A1, 6.79%, 10/25/67(a)(c)		196	196,340
Series 2023-2, Class A1, 6.19%, 03/25/68(a)(c)		160	160,646
Series 2023-3, Class A1, 5.93%, 03/25/68(a)(c)		602	602,471
Series 2025-3, Class A1, 5.62%, 05/25/70(a)(c)		670	673,039
			24,628,080
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 9.2%
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.90%, 06/15/30(a)(b)	USD	260	$ 260,406
Series 2025-AOA, Class B, (1-mo. CME Term SOFR + 2.00%), 6.30%, 06/15/30(a)(b)		147	147,183
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.49%, 09/15/34(a)(b)		600	594,375
ALA Trust
Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 6.04%, 06/15/40(a)(b)		299	300,589
Series 2025-OANA, Class B, (1-mo. CME Term SOFR + 1.84%), 6.14%, 06/15/40(a)(b)		211	211,066
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 04/15/34(a)(b)		420	402,150
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		492	472,585
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 04/15/42(a)(b)		300	300,374
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	999,087
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	204,280
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	229,538
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52		211	206,175
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1- mo. CME Term SOFR + 1.80%), 6.11%, 05/15/35(a)(b)		386	386,312
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 03/15/37(a)(b)		200	189,032
Series 2024-5C29, Class A3, 5.21%, 09/15/57		640	652,695
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	404,256
Series 2025-5C33, Class A4, 5.84%, 03/15/58		250	261,683
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	236,098
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,145,690
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 11/15/41(a)(b)		100	100,125
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 6.15%, 11/15/41(a)(b)		70	70,088
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 08/15/26(a)(b)		278	278,099
Series 2025-EWEST, Class B, (1-mo. CME Term SOFR + 1.90%), 6.20%, 06/15/42(a)(b)		260	260,163
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	337,812
Series 2024-5C8, Class A3, 5.63%, 12/15/57(b)		390	404,703
Series 2025-5C9, Class AS, 6.17%, 04/15/58(b)		155	161,725
Series 2025-C11, Class A5, 5.69%, 02/15/58		216	225,909
Series 2025-C11, Class ASB, 5.68%, 02/15/58		185	194,947
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/44(a)(b)		197	201,419
BX Commercial Mortgage Trust
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 12/09/40(a)(b)		344	344,648
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 08/15/39(a)(b)		437	438,462
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.45%, 08/15/39(a)(b)		320	320,938

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.19%, 10/15/41(a)(b)	USD	201	$ 202,363
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.61%, 12/15/39(a)(b)		94	93,859
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 6.00%, 02/15/39(a)(b)		124	124,196
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 04/15/37(a)(b)		524	524,551
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 05/15/38(a)(b)		460	462,869
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 02/15/41(a)(b)		626	626,000
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 04/15/41(a)(b)		111	111,104
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/41(a)(b)		250	250,000
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 7.35%, 03/15/41(a)(b)		100	100,000
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 07/15/29(a)(b)		380	379,881
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		500	509,307
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 5.46%, 03/15/30(a)(b)		513	509,794
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.71%, 06/15/35(a)(b)		185	185,289
CALI Mortgage Trust, Series 2024-SUN, Class A, (1- mo. CME Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)		260	260,325
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	502,034
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	512,981
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		395	390,998
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	803,719
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		62	61,853
Series 2016-C3, Class AAB, 2.98%, 11/15/49		190	188,378
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	526,100
COAST Commercial Mortgage Trust, Series 2023- 2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.90%, 08/15/36(a)(b)		300	300,173
Commercial Mortgage Trust
Series 2015-CR24, Class B, 4.47%, 08/10/48(b)		500	494,645
Series 2015-CR25, Class A4, 3.76%, 08/10/48		487	486,335
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	547,757
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 08/15/41(a)(b)		190	189,285
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	930,104
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		730	737,701
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		730	735,520
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		645	659,382
GS Mortgage Securities Trust
Series 2015-GC32, Class A4, 3.76%, 07/10/48		50	49,850
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 7.10%, 03/15/28(a)(b)		415	416,297
Series 2024-RVR, Class A, 5.37%, 08/10/41(a)(b)		120	121,333
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)	USD	110	$ 112,862
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(a)(b)		280	288,638
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.56%, 10/15/39(a)(b)		500	499,375
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/19/42(a)(b)		465	465,915
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.66%, 03/15/42(a)(b)		474	471,926
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 11/15/41(a)(b)		160	159,909
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class ASB, 3.56%, 12/15/48		94	93,984
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class ASB, 2.71%, 08/15/49		79	79,091
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	403,586
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 5.93%, 09/15/29(a)(b)		93	89,824
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	82,289
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		270	272,077
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/41(a)(b)		590	590,553
MCR Mortgage Trust, Series 2024-HF1, Class A, (1- mo. CME Term SOFR + 1.79%), 6.11%, 12/15/41(a)(b)		100	100,063
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.73%, 09/15/49		31	31,285
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		137	132,075
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		422	421,181
Series 2025-MFS, Class B, 5.51%, 06/10/33(a)(b)		256	257,859
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/47(a)(b)		210	218,212
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 5.53%, 02/15/42(a)(b)		179	177,546
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)		376	374,486
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class B, (1-mo. CME Term SOFR + 1.50%), 5.81%, 03/15/35(a)(b)		100	99,251
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.78%, 10/10/48		596	586,339
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.56%, 12/15/39(a)(b)		185	184,942
TEXAS Commercial Mortgage Trust, Series 2025- TWR, Class A, (1-mo. CME Term SOFR + 1.29%), 5.61%, 04/15/42(a)(b)		327	326,388
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(b)		25	24,617
Series 2015-P2, Class A3, 3.54%, 12/15/48		420	418,317
Series 2015-SG1, Class A4, 3.79%, 09/15/48		215	214,722
Series 2016-C32, Class A4, 3.56%, 01/15/59		530	526,039
Series 2016-C33, Class A4, 3.43%, 03/15/59		380	375,662
Series 2016-LC24, Class A3, 2.68%, 10/15/49		809	795,094
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	778,003

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)	USD	90	$ 94,260
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		331	335,164
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.54%, 07/15/40(a)(b)		100	101,715
			34,119,844
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015- P1, Class XA, 0.72%, 09/15/48(b)		1,473	21
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.02%, 01/15/49(b)		572	2,703
			2,724
Total Non-Agency Mortgage-Backed Securities — 15.8% (Cost: $58,859,586)			58,750,648
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp.
2.17%, 10/29/29		700	651,587
1.30%, 02/03/31		770	665,009
1.68%, 09/17/35		2,080	1,570,877
Federal Home Loan Banks, 2.06%, 09/27/29		1,000	925,915
			3,813,388
Collateralized Mortgage Obligations — 2.7%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		40	39,309
Series 2019-73, Class P, 3.00%, 03/25/48		385	376,010
Series 2020-79, Class JA, 1.50%, 11/25/50		380	348,120
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 5.51%, 12/25/54(b)		1,227	1,229,141
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.73%, 12/25/54(b)		281	281,016
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		30	30,456
Series 4274, Class PN, 3.50%, 10/15/35		38	37,024
Series 4390, Class CA, 3.50%, 06/15/50		13	13,009
Series 4459, Class BN, 3.00%, 08/15/43		226	210,816
Series 4494, Class KA, 3.75%, 10/15/42		25	24,821
Series 4752, Class PL, 3.00%, 09/15/46		254	247,301
Series 4777, Class CB, 3.50%, 10/15/45		155	153,961
Series 4941, Class MB, 3.00%, 07/25/49		228	206,281
Series 5000, Class MA, 2.00%, 06/25/44		182	170,363
Series 5006, Class KA, 2.00%, 06/25/45		533	488,455
Series 5105, Class LA, 1.50%, 04/15/44		668	647,259
Series 5249, Class HA, 4.00%, 09/25/49		2,069	2,047,239
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 5.76%, 04/25/54(b)		951	953,608
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 5.76%, 03/25/54(b)		919	924,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		878	846,322
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		327	306,939
Series 2020-127, Class LP, 1.50%, 06/20/50		370	297,535
			9,879,281
Mortgage-Backed Securities — 5.9%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		962	903,018
2.50%, 12/01/27 - 12/01/36		1,121	1,066,791
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
3.00%, 09/01/30 - 09/01/35	USD	4,716	$ 4,570,968
3.03%, 12/01/27		1,235	1,204,674
3.50%, 05/01/37		479	468,568
4.00%, 03/01/32 - 08/01/49		3,927	3,793,960
4.50%, 09/01/26 - 05/01/38		366	364,805
5.00%, 06/01/39		993	1,006,823
5.50%, 05/01/38		162	166,035
5.81%, 06/01/31		1,362	1,412,065
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 6.78%, 07/01/44(b)		88	90,858
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 6.75%, 06/01/45(b)		77	79,070
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 6.79%, 07/01/43(b)		123	127,656
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		417	391,962
3.00%, 12/01/31 - 02/01/36		668	643,465
3.50%, 04/01/32 - 11/01/38		524	514,287
4.00%, 09/01/33 - 06/01/37		1,050	1,039,508
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 03/01/45(b)		103	106,807
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 05/01/45(b)		300	308,916
Uniform Mortgage-Backed Securities, 6.00%, 07/01/55(h)		3,690	3,749,493
			22,009,729
Total U.S. Government Sponsored Agency Securities — 9.6% (Cost: $36,176,422)			35,702,398
U.S. Treasury Obligations
U.S. Treasury Notes
0.75%, 05/31/26 - 08/31/26		21,550	20,819,325
2.13%, 05/31/26		8,450	8,304,106
4.38%, 08/15/26		1,500	1,506,504
3.50%, 09/30/26		800	795,875
0.38%, 07/31/27		2,000	1,866,562
3.75%, 04/15/28 - 05/15/28		2,840	2,843,878
3.63%, 05/31/28		3,300	3,293,039
3.88%, 06/15/28		5,300	5,328,156
1.00%, 07/31/28		8,000	7,375,312
2.88%, 08/15/28		11,100	10,826,836
Total U.S. Treasury Obligations — 17.0% (Cost: $62,861,893)			62,959,593
Total Long-Term Investments — 100.6% (Cost: $372,226,646)			373,821,854

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.11%(i)	4,972,137	$ 4,972,137
Total Short-Term Securities — 1.3% (Cost: $4,972,137)		4,972,137
Total Investments — 101.9% (Cost: $377,198,783)		378,793,991
Liabilities in Excess of Other Assets — (1.9)%		(7,159,217)
Net Assets — 100.0%		$ 371,634,774

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Zero-coupon bond.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	727	09/30/25	$ 151,250	$ 491,060
Short Contracts
Euro-Schatz	4	09/08/25	505	891
U.S. Treasury Bonds (30 Year)	25	09/19/25	2,884	(108,667)
U.S. Treasury Notes (10 Year)	70	09/19/25	7,849	(152,989)
U.S. Ultra Treasury Notes (10 Year)	53	09/19/25	6,055	(153,117)
U.S. Treasury Notes (5 Year)	588	09/30/25	64,101	(747,025)
				(1,160,907)
				$ (669,847)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	629,145	EUR	539,000	BNP Paribas SA	09/17/25	$(9,082)

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series S Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 83,646,158	$ —	$ 83,646,158
Corporate Bonds	—	131,231,614	—	131,231,614
Foreign Government Obligations	—	1,531,443	—	1,531,443
Non-Agency Mortgage-Backed Securities	—	58,750,648	—	58,750,648
U.S. Government Sponsored Agency Securities	—	35,702,398	—	35,702,398
U.S. Treasury Obligations	—	62,959,593	—	62,959,593
Short-Term Securities
Money Market Funds	4,972,137	—	—	4,972,137
	$ 4,972,137	$ 373,821,854	$ —	$ 378,793,991
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 491,951	$ —	$ —	$ 491,951
Liabilities
Foreign Currency Exchange Contracts	—	(9,082)	—	(9,082)
Interest Rate Contracts	(1,161,798)	—	—	(1,161,798)
	$ (669,847)	$ (9,082)	$ —	$ (678,929)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate